7. Related Party Transactions (Details Narrative) (June 30, 2019) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Compensation for services						$ 102,162
Revenue from related parties			$ 3,000		$ 22,200	6,571
Vitashower Corp [Member]
Revenue from related parties	$ 0	$ 3,200	3,000	$ 10,575	22,200	6,571
Account receivable, Related Parties	0		0		39,625	564
President and CEO [Member]
Compensation for services	$ 30,000	$ 30,000	$ 60,000	$ 60,000	$ 120,000	$ 120,000